SHARE-BASED PAYMENTS - Grants of options and RSUs under the January 2016 plan (Details)							1 Months Ended											12 Months Ended
	May 04, 2020 Options	Aug. 13, 2019 EquityInstruments Options person	May 29, 2019 Options	May 20, 2019 EquityInstruments Options person	Jan. 30, 2019 EquityInstruments Options person	May 21, 2017 Options	Mar. 18, 2020 USD ($)	Jan. 31, 2020 EquityInstruments person	Jan. 31, 2020 EquityInstruments Options person	Nov. 30, 2019 person USD ($)	May 20, 2019 ₪ / shares person	May 20, 2019 person USD ($)	Aug. 31, 2018 EquityInstruments Options person	Mar. 31, 2018 EquityInstruments Options employee	Sep. 30, 2017 EquityInstruments Options employee	May 31, 2017 Options	Feb. 28, 2017 Options employee	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | person				9	4						9	9	12
Number of shares options granted						18,890,695
CEO | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted	1,676,425
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted			1,210,000
January 2016 plan under options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | person		19		41							41	41
Number of shares options granted		4,884,966		4,712,779							5,076,583	5,076,583
Number of RSUs granted		31,148		610,829	339,495						1,039,314	1,039,314
Number of share options exercisable in share-based payment arrangement					1,968,954
January 2016 plan under options and RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares at exercise price | (per share)																		₪ 2.66	$ 0.77
January 2016 plan under options and RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares at exercise price | (per share)																		₪ 5.32	$ 1.54
January 2016 plan under options and RSUs | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted								1,332,195	194,887
Number of share options exercisable in share-based payment arrangement | EquityInstruments								3,942,284	3,942,284
January 2016 plan under options and RSUs | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation								12	12						11		15
Number of shares options granted													530,137		2,281,218		711,000
Number of RSUs granted | EquityInstruments													17,160		362,858
January 2016 plan under options and RSUs | CEO | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted | $							3,019,864
Number of RSUs granted | $							609,232
January 2016 plan under options and RSUs | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | person										13
Number of shares options granted										825,000						440,000
January 2016 plan under options and RSUs | Employees And Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | employee														20
Number of shares options granted														1,802,512
Number of RSUs granted | EquityInstruments														229,534
January 2016 plan under options and RSUs | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted														263,681	100,000	100,000
Number of RSUs granted | EquityInstruments														49,032